Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic net (loss) income per common share calculation:
Net (loss) income	$ (10,456,870)	$ 6,644,465
Less: undistributed earnings to participating securities	0	(5,573,558)
Net (loss) income attributable to common shareholders - basic	$ (10,456,870)	$ 1,070,907
Weighted average common shares outstanding - basic (in shares)	2,833,674	348,368
Net income (loss) per share - basic (in dollars per share)	$ (3.69)	$ 3.07
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$ (10,456,870)	$ 6,644,465
Less: undistributed earnings to participating securities	0	(5,573,558)
Less: change in fair value of convertible promissory notes and interest expense	0	(9,216,633)
Net (loss) income attributable to common shareholders – diluted	$ (10,456,870)	$ (8,145,726)
Weighted average common shares outstanding - basic (in shares)	2,833,674	348,368
Convertible securities (in shares)	0	1,706,507
Weighted average common shares outstanding - diluted (in shares)	2,833,674	2,054,875
Net income (loss) per share - diluted (in dollars per share)	$ (3.69)	$ (3.96)